Average Annual Total Returns (Vanguard Wellington Fund)	12 Months Ended
Nov. 30, 2012
Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.57%
Five Years	4.25%
Ten Years	8.20%
Inception Date	Jul. 01, 1929
Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.67%
Five Years	4.35%
Ten Years	8.32%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.56%
Five Years	3.39%
Ten Years	7.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.75%
Five Years	3.24%
Ten Years	6.73%
Standard & Poor's 500 Index | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Wellington Composite Index | Vanguard Wellington Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.36%
Five Years	3.81%
Ten Years	6.82%
Wellington Composite Index | Vanguard Wellington Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.36%
Five Years	3.81%
Ten Years	6.82%